BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BORROWINGS [Line Items]
Short-term	$ 6,605,894	$ 0
Short-term
Weighted average interest rate (as a percent)	6.00%
Interest expense
Interest Costs Incurred	$ 4,045,277
Interest Paid, Capitalized	108,975
Sale Leaseback Transaction, Net Book Value	33,753,639
Sale Leaseback Transaction, Gross Proceeds, Investing Activities	$ 39,535,563
Solar Project, Useful Life	25 years
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Noncurrent	$ 38,575,716
Capital Leases, Balance Sheet, Assets by Major Class, Net	32,994,934
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current	1,638,904	$ 0
Interest Expense, Debt	836,959
Capital Lease Obligations	$ 29,298,799
Sale Leaseback Transaction, Lease Terms	for 5 to 10 years
Financings With Failed Sale-Lease Back Transactions [Member]
Interest expense
Failed Sale Leaseback Transaction, Amount Due under Financing Arrangement, Current	$ 1,638,904
Debt, Weighted Average Interest Rate	6.07%
Long-term [Member]
Long-term
Weighted average interest rate (as a percent)	5.80%	6.80%	6.58%
Secured debt [Member]
BORROWINGS [Line Items]
Short-term	$ 6,605,894
Secured borrowings	$ 32,513,900